Other investments - Summary of Other investments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	$ 1,188	$ 1,742
Current investments	1,905	3,134
Other investments	3,093	4,876
Time deposits [member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	681	774
Current investments	1,544	2,970
Debt investments – at FVTPL [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	247	608
Current investments	361	164
Debt investments - at FVOCI [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	19	26
Equity investments – at FVTPL [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	$ 241	$ 334